Redemption Restrictions	12 Months Ended
Dec. 31, 2025
EBP 102
EBP, Contingency [Line Items]
Redemption Restrictions

5. Redemption Restrictions
The following table summarizes redemption restrictions for investments of the Master Trust for which fair value is estimated using NAV per share as of December 31, 2025 (in thousands):

Asset Type	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice
Commingled funds:
U.S. equity securities	$19,451,379	N/A	Daily	Daily
International equity securities	1,696,539	N/A	Daily	Daily
U.S. fixed income securities	736,613	N/A	Daily	Daily
Cash equivalents	1,850,084	N/A	Daily	Daily
Real estate	1,053,732	N/A	Daily	Daily
Total	$24,788,347
The following table summarizes redemption restrictions for investments of the Master Trust for which fair value is estimated using NAV per share as of December 31, 2024 (in thousands):

Asset Type	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice
Commingled funds:
U.S. equity securities	$14,060,153	N/A	Daily	Daily
International equity securities	1,263,557	N/A	Daily	Daily
U.S. fixed income securities	624,252	N/A	Daily	Daily
Cash equivalents	1,914,423	N/A	Daily	Daily
Real estate	907,416	N/A	Daily	Daily
Total	$18,769,801